SHAREHOLDERS' EQUITY (Tables)	3 Months Ended
Mar. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Composition of Shares Capital of the Company
Composition of shares capital of the Company:

	December 31, 2013		December 31, 2014		March 31, 2015
	Authorized	Issued and outstanding	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares				Number of shares
					Unaudited

Ordinary shares of NIS 0.01 par value each	31,785,000	7,019,352	250,000,000	30,501,352	250,000,000	30,757,908
Series A preferred shares	378,000	378,000	—	—	—	—
Series A1 preferred shares	1,637,000	1,185,190	—	—	—	—
Series B preferred shares	9,000,000	8,515,390	—	—	—	—
Series B1 preferred shares	2,600,000	2,575,650	—	—	—	—
Series B2 preferred shares	4,000,000	3,206,620	—	—	—	—
Series B3 preferred shares	600,000	97,440	—	—	—	—

	50,000,000	22,977,642	250,000,000	30,501,352	250,000,000	30,757,908

Conversion Ratio

Following the Company’s IPO, as described in note 7.b, all of the Company preferred shares were automatically converted into ordinary shares based on a conversion ratio detailed in the Company’s Articles of Association, as follows:

Conversion Ratio

Series A preferred Shares	1.094
Series A1 preferred Shares	1.485
Series B preferred Shares	1
Series B1 preferred Shares(*)	1
Series B2 preferred Shares	1
Series B3 preferred Shares	1

(*)	with respect only to the Series B1 preferred shares, serial numbers 226,503 to 257,565 (inclusive), the Conversion Price was 1.543, which results in a Conversion Ratio of 1.001451717.

Total Share-Based Compensation Expense Related to all of Equity-Based Awards

The total share-based compensation expense related to all of the Company’s equity-based awards, recognized for the years ended December 31, 2012, 2013 and 2014 and the three months ended March 31, 2014 (unaudited) and 2015 (unaudited), was comprised as follows:

	Year ended December 31,			Three months ended March 31,
	2012	2013	2014	2014	2015
				Unaudited

Cost of revenues	$32	$39	$137	$20	$63
Research and development	58	73	172	30	82
Sales and marketing	81	126	347	42	139
General and administrative	113	165	917	64	181

Total share-based compensation expense	$284	$403	$1,573	$156	$465

Summary of the Activity in Options Granted to Employees

A summary of the activity in options granted to employees for the year ended December 31, 2014 and the three months ended March 31, 2015 (unaudited) is as follows:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Balance as of December 31, 2013	4,542,466	$1.41	6.67	$22,970

Granted	386,700	$15.56
Exercised	(255,562)	$0.74
Forfeited	(108,840)	$4.57

Balance as of December 31, 2014	4,564,764	$2.57	5.96	$169,410

Granted	25,000	$58.86
Exercised	(242,257)	$0.96
Forfeited	(8,825)	$30.29

Balance as of March 31, 2015	4,338,682	$2.93	5.87	$228,462

Exercisable as of December 31, 2014	3,458,332	$1.13	5.12	$133,218

Vested and expected to vest as of December 31, 2014	4,535,633	$2.55	5.94	$168,422

Exercisable as of March 31, 2015 (unaudited)	3,367,653	$1.34	5.14	$182,635

Vested and expected to vest as of March 31, 2015 (unaudited)	4,313,084	$2.90	5.18	$227,137

Parameters Used in Computation of the Options Compensation

The following table set forth the parameters used in computation of the options compensation to employees for the years ended December 31, 2012, 2013 and 2014 and the three months ended March 31, 2014 (unaudited) and 2015 (unaudited):

	Year ended December 31,			Three months ended March 31,
	2012	2013	2014	2014	2015
				Unaudited

Expected volatility	40%-45%	45%	45%	45%	45%
Expected dividends	0	0	0	0	0
Expected term (in years)	5.28-6.11	6.11	5.81-6.11	6.06	6.03
Risk free rate	0.61%-2.64%	1.15%-2.64%	1.55%-2.02%	1.81%	1.37%

Summary of Options Data

A summary of options data for the years ended December 31, 2012, 2013 and 2014 and the three months ended March 31, 2014 (unaudited) and 2015 (unaudited), is as follows:

	Year ended December 31,			Three months ended March 31,
	2012	2013	2014	2014	2015
				Unaudited

Weighted-average grant date fair value of options granted	$0.61	$2.03	$6.95	$4.00	$58.86

Total intrinsic value of the options exercised	$221	$1,858	$9,943	$1,061	$12,460

Total fair value of options vested	$219	$340	$925	$135	$372

Summary of Outstanding and Exercisable Options Granted

The following tables summarize information about the Company’s outstanding and exercisable options granted to employees as of December 31, 2014 and as of March 31, 2015 (unaudited):

Exercise price	Options outstanding as of December 31, 2014	Weighted average remaining contractual term	Options exercisable as of December 31, 2014	Weighted average remaining contractual term
		(years)		(years)
$0.20	309,250	5.37	309,250	5.37
$0.41	1,581,890	3.04	1,581,890	3.04
$1.06	379,700	6.43	356,853	6.41
$1.46	1,080,623	7.39	809,290	7.39
$1.78	345,700	6.78	204,233	5.93
$2.21	123,551	8.42	51,744	8.42
$6.47	365,250	8.97	95,160	8.97
$8.84	50,000	9.09	31,250	9.09
$9.93	70,400	9.32	—	—
$14.00	224,000	9.70	18,662	9.70
$44.37	34,400	9.88	—	—

	4,564,764	5.96	3,458,332	5.12

Exercise price	Options outstanding as of March 31, 2015	Weighted average remaining contractual term	Options exercisable as of March 31, 2015	Weighted average remaining contractual term
		(years)		(years)
$0.20	279,890	5.31	279,890	5.31
$0.41	1,477,147	2.80	1,477,147	2.80
$1.06	351,306	6.15	340,133	6.14
$1.46	1,064,868	7.14	846,155	7.14
$1.78	287,420	7.77	163,587	7.76
$2.21	118,751	8.17	57,191	8.17
$6.47	362,250	8.72	115,007	8.72
$8.84	50,000	8.84	32,812	8.84
$9.93	68,775	9.07	15,775	9.07
$14.00	224,000	9.46	37,331	9.46
$44.37	30,775	9.63	2,625	9.63
$58.86	23,500	9.89	—	—

	4,338,682	5.87	3,367,653	5.14

Summary of RSU Activity
f.	A summary of RSU activity for the year ended December 31, 2014 and the three months ended March 31, 2015 (unaudited), is as follows:

	Amount of options	Weighted average grant date fair value

Unvested as of December 31, 2013	—	—

Granted	29,200	$44.37
Forfeited	(1,240)	$44.37

Unvested as of December 31, 2014	27,960	$44.37

Granted	18,400	$58.86
Forfeited	(3,320)	$49,61

Unvested as of March 31, 2015	43,040	$50.16